Share Based Compensation - Summary of Restricted Share Units ("RSU") (Detail) - Restricted Stock Units (RSUs) [Member] - Equity Incentive Plan [Member]	12 Months Ended
Dec. 31, 2021 $ / shares shares
Number of Options
Balance at beginning	0
Granted	4,031,528
Vested	(98,406)
Forfeited	(94,257)
Balance at ending	3,838,865
Weighted average exercise price
Granted | $ / shares	$ 5.21
Vested | $ / shares	7.67
Forfeited | $ / shares	$ 5.60